SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents, excluding restricted cash	$ 43,515	$ 18,147	$ 6,821	$ 6,821	$ 12,570
Restricted cash	20,580
Other current assets	85,248	80,169		105,149
Assets held for sale		757	1,016	1,016
Total current assets	149,343	98,316	106,864	112,986
Long-term accounts receivable - net of allowance	78,138	87,148	99,408	105,935
Cemetery and funeral home property and equipment	437,604	443,557		447,494
Merchandise trusts	519,529	488,248	515,456	515,456
Perpetual care trusts	343,028	330,562	339,928	339,928
Deferred selling and obtaining costs	113,601	112,660		126,398
Intangible assets	56,562	61,421	63,244	63,244
Goodwill and intangible assets		86,283		88,106
Other assets	32,718	22,327		19,779
Total assets	1,730,523	1,669,101	1,722,863	1,756,082
Liabilities, Redeemable Convertible Preferred Units and Partners’ Deficit
Total current liabilities	65,088	61,800	47,135	45,806
Long-term debt, net of deferred financing costs	362,173	320,248	317,693	317,693
Deferred revenues	943,555	914,286	903,068	912,626
Perpetual care trust corpus	343,028	330,562	339,928	339,928
Other long-term liabilities	63,204	48,783		48,333
Total liabilities	1,777,048	1,675,679	1,659,264	1,664,386
Preferred unit, aggregate purchase price	57,500
Partners’ capital (deficit)	(104,025)	(6,578)	63,599	91,696	$ 190,354
Total liabilities, redeemable convertible preferred units and partners’ deficit	1,730,523	1,669,101	$ 1,722,863	1,756,082
Scenario Previously Reported [Member]
Current assets:
Other current assets		79,412
Parent
Current assets:
Investments in and amounts due from affiliates eliminated upon consolidation		61,875		159,946
Total assets		61,875		159,946
Liabilities, Redeemable Convertible Preferred Units and Partners’ Deficit
Long-term debt, net of deferred financing costs		68,453		68,250
Investments in and amounts due to affiliates eliminated upon consolidation	46,525
Total liabilities	46,525	68,453		68,250
Preferred unit, aggregate purchase price	57,500
Partners’ capital (deficit)	(104,025)	(6,578)		91,696
Total liabilities, redeemable convertible preferred units and partners’ deficit		61,875		159,946
Subsidiary Issuer
Current assets:
Other current assets	3,470	3,718		3,882
Total current assets	3,470	3,718		3,882
Long-term accounts receivable - net of allowance	2,906	3,118		2,179
Cemetery and funeral home property and equipment	696	806		738
Deferred selling and obtaining costs	5,580	5,511		6,171
Investments in and amounts due from affiliates eliminated upon consolidation		(586)		82,836
Total assets	12,652	12,567		95,806
Liabilities, Redeemable Convertible Preferred Units and Partners’ Deficit
Total current liabilities	150	184		72
Long-term debt, net of deferred financing costs		105,160		104,848
Deferred revenues	32,926	32,147		33,469
Investments in and amounts due to affiliates eliminated upon consolidation	259,737
Total liabilities	292,813	137,491		138,389
Partners’ capital (deficit)	(280,161)	(124,924)		(42,583)
Total liabilities, redeemable convertible preferred units and partners’ deficit	12,652	12,567		95,806
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents, excluding restricted cash	42,066	16,298		4,216
Restricted cash	20,580
Other current assets	69,812	64,924		83,901
Assets held for sale		757		1,016
Total current assets	132,458	81,222		89,133
Long-term accounts receivable - net of allowance	64,918	71,708		89,275
Cemetery and funeral home property and equipment	404,948	409,201		411,936
Deferred selling and obtaining costs	90,236	88,705		98,639
Intangible assets	187
Goodwill and intangible assets		25,676		26,347
Other assets	29,939	19,403		16,995
Investments in and amounts due from affiliates eliminated upon consolidation	649,920	539,997		556,783
Total assets	1,372,606	1,235,912		1,289,108
Liabilities, Redeemable Convertible Preferred Units and Partners’ Deficit
Total current liabilities	63,418	60,216		44,380
Long-term debt, net of deferred financing costs	362,173	146,635		144,595
Deferred revenues	797,538	770,337		773,516
Other long-term liabilities	46,820	33,553		34,149
Due to affiliates		173,613		173,098
Total liabilities	1,269,949	1,184,354		1,169,738
Partners’ capital (deficit)	102,657	51,556		119,370
Total liabilities, redeemable convertible preferred units and partners’ deficit	1,372,606	1,235,910		1,289,108
Guarantor Subsidiaries | Scenario Previously Reported [Member]
Current assets:
Other current assets		64,167
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents, excluding restricted cash	1,449	1,849		2,605
Other current assets	11,966	11,527		17,366
Total current assets	13,415	13,376		19,971
Long-term accounts receivable - net of allowance	10,314	12,322		14,481
Cemetery and funeral home property and equipment	31,960	33,550		34,820
Merchandise trusts	519,529	488,248		515,456
Perpetual care trusts	343,028	330,562		339,928
Deferred selling and obtaining costs	17,785	18,444		21,588
Intangible assets	56,375
Goodwill and intangible assets		60,607		61,759
Other assets	2,779	2,924		2,784
Total assets	995,185	960,033		1,010,787
Liabilities, Redeemable Convertible Preferred Units and Partners’ Deficit
Total current liabilities	1,520	1,400		1,354
Deferred revenues	113,091	111,802		105,641
Perpetual care trust corpus	343,028	330,562		339,928
Other long-term liabilities	16,384	15,230		14,184
Investments in and amounts due to affiliates eliminated upon consolidation	570,954
Due to affiliates		543,543		576,025
Total liabilities	1,044,977	1,002,537		1,037,132
Partners’ capital (deficit)	(49,792)	(42,502)		(26,345)
Total liabilities, redeemable convertible preferred units and partners’ deficit	995,185	960,035		1,010,787
Eliminations
Current assets:
Investments in and amounts due from affiliates eliminated upon consolidation	(649,920)	(601,286)		(799,565)
Total assets	(649,920)	(601,286)		(799,565)
Liabilities, Redeemable Convertible Preferred Units and Partners’ Deficit
Investments in and amounts due to affiliates eliminated upon consolidation	(877,216)
Due to affiliates		(717,156)		(749,123)
Total liabilities	(877,216)	(717,156)		(749,123)
Partners’ capital (deficit)	227,296	115,870		(50,442)
Total liabilities, redeemable convertible preferred units and partners’ deficit	$ (649,920)	$ (601,286)		$ (799,565)